ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTS PAYABLE
Schedule of accounts payable

	As of December 31,
	2023	2024
	RMB	RMB
	(In thousands)
Payables for purchase of property, equipment and software	561,317	33,945
Payables for server custody fees	32,703	39,391
Payables for advertising expenses	15,369	16,458
Others	19,827	20,874
Total	629,216	110,668